Capital Management (Narrative) (Details) - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2017
Disclosure Of Capital Management [Abstract]
Shareholders' equity	$ 776,756	$ 322,873	[1]	$ 32,439

[1]	Restated